Statements of Changes in Partners' Capital - USD ($)	Total	Ceres Tactical Currency L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Limited Partners [Member]	Limited Partners [Member] Ceres Tactical Currency L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	General Partner [Member]	General Partner [Member] Ceres Tactical Currency L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Partners' Capital, balance at Dec. 31, 2013	$ 134,945,871	$ 17,969,072	$ 146,526,745	$ 52,940,916	$ 133,281,088	$ 17,703,845	$ 144,651,488	$ 52,246,247	$ 1,664,783	$ 265,227	$ 1,875,257	$ 694,669
Units of Partnership Interest, balance at Dec. 31, 2013	8,153,402.231	2,430,680.684	5,533,635.686	3,880,571.388
Net income (loss)	$ 14,437,789	$ 1,907,525	$ 13,219,168	$ 704,266	14,253,756	1,885,964	13,077,451	677,750	184,033	21,561	141,717	26,516
Redemptions	$ (40,034,863)	$ (6,107,266)	$ (41,863,122)	$ (17,938,795)	(39,409,151)	(5,966,722)	(41,159,081)	(17,617,098)	(625,712)	(140,544)	(704,041)	(321,697)
Redemptions (in units)	(2,418,876.856)	(809,451.717)	(1,628,161.859)	(1,258,760.348)
Partners' Capital, balance at Dec. 31, 2014	$ 109,348,797	$ 13,769,331	$ 117,882,791	$ 35,706,387	108,125,693	13,623,087	116,569,858	35,306,899	1,223,104	146,244	1,312,933	399,488
Units of Partnership Interest, balance at Dec. 31, 2014	5,734,525.375	1,621,228.967	3,905,473.827	2,621,811.04
Net income (loss)	$ (316,579)	$ 2,142,217	$ (7,794,865)	$ (5,141,684)	(316,282)	2,117,657	(7,708,901)	(5,083,147)	(297)	24,560	(85,964)	(58,537)
Redemptions	$ (18,648,297)	$ (2,643,888)	$ (17,234,476)	$ (6,003,819)	(18,471,604)	(2,628,888)	(17,077,785)	(5,954,654)	(176,693)	(15,000)	(156,691)	(49,165)
Redemptions (in units)	(966,136.869)	(283,314.561)	(581,296.746)	(493,437.517)
Partners' Capital, balance at Dec. 31, 2015	$ 90,383,921	$ 13,267,660	$ 92,853,450	$ 24,560,884	89,337,807	13,111,856	91,783,172	24,269,098	1,046,114	155,804	1,070,278	291,786
Units of Partnership Interest, balance at Dec. 31, 2015	4,768,388.506	1,337,914.406	3,324,177.081	2,128,373.523
Net income (loss)	$ (5,630,138)	$ (1,173,481)	$ (13,018,121)	$ (1,061,918)	(5,571,004)	(1,159,922)	(12,878,829)	(1,051,357)	(59,134)	(13,559)	(139,292)	(10,561)
Redemptions	$ (21,883,242)	$ (2,999,184)	$ (19,844,931)	$ (7,670,325)	(21,582,969)	(2,969,002)	(19,574,931)	(7,565,285)	(300,273)	(30,182)	(270,000)	(105,040)
Redemptions (in units)	(1,193,580.108)	(309,085.519)	(775,339.47)	(679,343.846)
Partners' Capital, balance at Dec. 31, 2016	$ 62,870,541	$ 9,094,995	$ 59,990,398	$ 15,828,641	$ 62,183,834	$ 8,982,932	$ 59,329,412	$ 15,652,456	$ 686,707	$ 112,063	$ 660,986	$ 176,185
Units of Partnership Interest, balance at Dec. 31, 2016	3,574,808.398	1,028,828.887	2,548,837.611	1,449,029.677